Stock-Based Compensation (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation
6. Stock-Based Compensation
The Company has outstanding awards under its 2016 Stock Incentive Plan, as amended (the “2016 Plan”), but is no longer granting awards under this plan. The Company’s 2021 Stock Incentive Plan (the “2021 Plan” and, together with the 2016 Plan, the “Plans”) allows the Company to make equity-based and cash-based incentive awards to officers, employees, directors and consultants. The number of shares initially reserved under the 2021 Plan was 3,119,514 shares of the Company’s common stock. Additionally, shares of the Company’s common stock subject to outstanding awards under the 2016 Plan that expire, terminate or are otherwise surrendered, cancelled, forfeited or repurchased by the Company at their original issuance price pursuant to a contractual repurchase right will be added back to the shares of common stock available for issuance under the 2021 Plan. The 2021 Plan contains an “evergreen” provision, which allows for an annual increase in the number of shares of common stock available for issuance under the 2021 Plan on the first day of each fiscal year during the period beginning in fiscal year 2022. The annual increase in the number of shares shall be equal to 4% of the number of shares of common stock outstanding on the immediately preceding December 31, or such lesser number of shares as determined by the Administrator as provided in the 2021 Plan. There was no increase to the shares available for issuance under the 2021 Plan on January 1, 2025. As of March 31, 2025, 5,892,201 shares of common stock remain available for future issuance under the 2021 Plan.
The vesting periods for equity awards, which generally are four years, are determined by the Company’s board of directors. The contractual term for stock option awards is ten years.
The Company recorded stock-based compensation expense in the following expense categories of its condensed consolidated statements of operations and comprehensive loss (in thousands):

	Three Months Ended March 31,
	2025	2024
Research and development	$147	$777
General and administrative	581	961
Restructuring and other charges	176	263
Total	$904	$2,001

As of March 31, 2025, the total unrecognized stock-based compensation balance for outstanding awards was $2.3 million, which is expected to be recognized over a weighted average period of 1.8 years.
The following table summarizes stock option activity for the three months ended March 31, 2025:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (thousands)
Outstanding as of December 31, 2024	7,678,058	$5.02	6.25	$426
Granted	—	—
Exercised	—	—
Cancelled or forfeited	(1,138,419)	8.06
Outstanding as of March 31, 2025	6,539,639	$4.49	6.78	$15
Vested or expected to vest as of March 31, 2025	6,539,639	$4.49	6.78	$15
Options exercisable as of March 31, 2025	4,414,297	$5.47	5.90	$15

The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for those stock options that had exercise prices lower than the fair value of the Company’s common stock. No options were exercised during the three months ended March 31, 2025 or 2024.
No stock options were granted during the three months ended March 31, 2025. The weighted-average grant date fair value of the stock options granted during the three months ended March 31, 2024 was $1.08 per share. The fair value of each option award granted is estimated on the date of grant using the Black-Scholes option pricing model and assumptions input into the model. The following table presents, on a weighted average basis, the assumptions used in the model to determine the grant-date fair value of stock options granted:

Three Months Ended March 31, 2024
Risk-free interest rate	4.17%
Expected dividend yield	0%
Expected option term (in years)	6.04
Expected stock price volatility	91.11%

10. STOCK-BASED COMPENSATION
The Company has outstanding awards under its 2016 Stock Incentive Plan, as amended (the “2016 Plan”), but is no longer granting awards under this plan. The Company’s 2021 Stock Incentive Plan (the “2021 Plan” and, together with the 2016 Plan, the “Plans”) allows the Company to make equity-based and cash-based incentive awards to officers, employees, directors and consultants. The number of shares initially reserved under the 2021 Plan was 3,119,514 shares of the Company’s common stock. Additionally, shares of the Company’s common stock subject to outstanding awards under the 2016 Plan that expire, terminate or are otherwise surrendered, cancelled, forfeited or repurchased by the Company at their original issuance price pursuant to a contractual repurchase right will be added back to the shares of common stock available for issuance under the 2021 Plan. The 2021 Plan contains an “evergreen” provision, which allows for an annual increase in the number of shares of common stock available for issuance under the 2021 Plan on the first day of each fiscal year during the period beginning in fiscal year 2022. The annual increase in the number of shares shall be equal to 4% of the number of shares of common stock outstanding on the immediately preceding December 31; or such lesser number of shares as determined by the Administrator as provided in the 2021 Plan. On January 1, 2024, the number of shares of common stock available for issuance under the 2021 Plan increased by 1,930,324 shares as a result of the automatic increase provision of the 2021 Plan. As of December 31, 2024, 4,753,782 shares of common stock remain available for future issuance under the 2021 Plan.
The vesting periods for equity awards, which generally are four years, are determined by the Company’s board of directors. The contractual term for stock option awards is ten years.
The Company recorded stock-based compensation expense in the following expense categories of its consolidated statements of operations and comprehensive loss (in thousands):

	Year Ended December 31,
	2024	2023
Research and development	$1,655	$3,937
General and administrative	3,377	3,695
Restructuring and other charges	263	—
Total	$5,295	$7,632

As of December 31, 2024, the total unrecognized stock-based compensation balance for outstanding awards was $3.9 million, which is expected to be recognized over a weighted average period of 2.2 years.
The following table summarizes stock option activity for the year ended December 31, 2024:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (thousands)
Outstanding as of December 31, 2023	7,088,261	$6.35	6.92	$94
Granted	2,377,173	1.48
Exercised	—	—
Cancelled or forfeited	(1,787,376)	5.57
Outstanding as of December 31, 2024	7,678,058	$5.02	6.25	$426
Vested or expected to vest as of December 31, 2024	7,678,058	$5.02	6.25	$426
Options exercisable as of December 31, 2024	4,851,096	$6.43	4.78	$77

The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for those stock options that had exercise prices lower than the fair value of the Company’s common stock. No options were exercised during the year ended December 31, 2024. The aggregate intrinsic value of options exercised during the year ended December 31, 2023 was $0.1 million.
The weighted-average grant date fair value of the stock options granted during the years ended December 31, 2024 and 2023 was $1.13 per share and $2.34 per share, respectively. The fair value of each option award granted is estimated on the date of grant using the Black-Scholes option pricing model and assumptions input into the model. The following table presents, on a weighted average basis, the assumptions used in the model to determine the grant-date fair value of stock options granted:

	Year Ended December 31,
	2024	2023
Risk-free interest rate	4.18%	4.00%
Expected dividend yield	0%	0%
Expected option term (in years)	5.88	6.04
Expected stock price volatility	91.99%	87.00%

Employee Stock Purchase Plan
On March 20, 2021, the Company’s stockholders approved the 2021 Employee Stock Purchase Plan (the “ESPP”), which became effective on March 30, 2021. The ESPP initially provides participating employees with the opportunity to purchase up to an aggregate of 346,613 shares of the Company’s common stock. An annual increase in the number of shares of common stock reserved and available for issuance under the ESPP shall be equal to 1% of the number of shares of common stock outstanding on the immediately preceding December 31; and such lesser number of shares as determined by the Administrator as provided in the ESPP. As of December 31, 2024, no shares have been purchased by employees under the ESPP.